Employee share schemes - Schedule of Number of Shares and ADS Issuable (Detail) - Share value plan shares in Thousands	12 Months Ended
	Dec. 31, 2023 shares £ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares £ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares £ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	27,975	27,975	28,244	28,244	28,874	28,874
Awards granted (in shares)	11,548	11,548	10,987	10,987	11,220	11,220
Awards exercised (in shares)	(8,599)	(8,599)	(9,538)	(9,538)	(10,074)	(10,074)
Awards cancelled (in shares)	(1,144)	(1,144)	(1,718)	(1,718)	(1,776)	(1,776)
Ending balance (in shares)	29,780	29,780	27,975	27,975	28,244	28,244
Weighted average fair value of awards (in pounds per share) | £ / shares	£ 12.79		£ 13.00		£ 13.28
American depositary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	15,429	15,429	15,529	15,529	16,116	16,116
Awards granted (in shares)	6,449	6,449	6,133	6,133	6,358	6,358
Awards exercised (in shares)	(4,856)	(4,856)	(4,919)	(4,919)	(5,240)	(5,240)
Awards cancelled (in shares)	(797)	(797)	(1,314)	(1,314)	(1,705)	(1,705)
Ending balance (in shares)	16,225	16,225	15,429	15,429	15,529	15,529
Weighted average fair value of awards (in pounds per share) | $ / shares		$ 31.65		$ 30.64		$ 36.68